Segment and Geographic Information - Schedule of Revenue and Operating Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net revenues:
Revenue	¥ 217,595	¥ 225,995	¥ 265,758
Segment profit (loss):
Total segment profit and loss, net	7,696	21,875	40,950
Other, net	1,532	40	(924)
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	9,228	21,915	40,026
Corporate Segment [Member]
Segment profit (loss):
Corporate expenses	(6,189)	(7,259)	(6,223)
Other Segments [Member]
Segment profit (loss):
Other, net	2,293	557	(436)
Operating Segments [Member]
Segment profit (loss):
Total segment profit and loss, net	13,124	28,617	46,685
Operating Segments [Member] | Digital Entertainment [Member]
Net revenues:
Revenue	104,335	116,366	140,400
Segment profit (loss):
Total segment profit and loss, net	11,738	21,163	33,021
Operating Segments [Member] | Digital Entertainment [Member] | External Customers [Member]
Net revenues:
Revenue	103,733	115,750	139,710
Operating Segments [Member] | Digital Entertainment [Member] | Intersegment [Member]
Net revenues:
Revenue	602	616	690
Operating Segments [Member] | Health & Fitness [Member]
Net revenues:
Revenue	76,511	79,896	82,555
Segment profit (loss):
Total segment profit and loss, net	(4,024)	3,014	2,829
Operating Segments [Member] | Health & Fitness [Member] | External Customers [Member]
Net revenues:
Revenue	76,482	79,866	82,429
Operating Segments [Member] | Health & Fitness [Member] | Intersegment [Member]
Net revenues:
Revenue	29	30	126
Operating Segments [Member] | Gaming & Systems [Member]
Net revenues:
Revenue	31,600	24,984	25,212
Segment profit (loss):
Total segment profit and loss, net	7,321	5,606	6,656
Operating Segments [Member] | Gaming & Systems [Member] | External Customers [Member]
Net revenues:
Revenue	31,600	24,984	25,212
Operating Segments [Member] | Gaming & Systems [Member] | Intersegment [Member]
Net revenues:
Revenue	0
Operating Segments [Member] | Pachinko & Pachinko Slot Machines [Member]
Net revenues:
Revenue	5,788	5,398	18,430
Segment profit (loss):
Total segment profit and loss, net	(1,911)	(1,166)	4,179
Operating Segments [Member] | Pachinko & Pachinko Slot Machines [Member] | External Customers [Member]
Net revenues:
Revenue	5,780	5,395	18,407
Operating Segments [Member] | Pachinko & Pachinko Slot Machines [Member] | Intersegment [Member]
Net revenues:
Revenue	8	3	23
Operating Segments [Member] | Intersegment Eliminations and Eliminations [Member]
Net revenues:
Revenue	¥ (639)	¥ (649)	¥ (839)